Operating Leases - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Rent expense	$ 0.2	$ 0.2	$ 0.8	$ 1.5
Lease expiration period	November 2023		November 2023